General information (Details) - brand	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2018
General Information [Line Items]
Number of complementary brands	3
Thom Browne Inc.
General Information [Line Items]
Proportion of ownership interest in associate		85.00%